Significant acquisition and equity transactions	12 Months Ended
Dec. 31, 2017
Significant acquisition and equity transactions
Significant acquisition and equity transactions

3. Significant acquisition and equity transactions

(a)   Acquisitions in 2016

        In February 2015, the Group acquired a 42.61% equity interest of Feiyuan Logistic Company Ltd. and its subsidiaries ("Feiyuan") and obtained significant influence over it. As a result, Feiyuan become an equity affiliate of the Group. Feiyuan is a company principally providing warehousing, express, transportation and distribution services to E-commerce companies in southeast China.

        In January 2016, the Group acquired additional equity interest of 26.18% in Feiyuan with a cash consideration of RMB65,452 and Feiyuan became a subsidiary of the Group since then, as the Group had control over its operating and financing decisions. The Group recorded RMB210,669 in goodwill related to the acquisitions of Feiyuan that was allocated to the logistic reporting unit.

        The acquisition was accounted for as a business combination, and the results of operations of Feiyuan are included in the Group's consolidated financial statements from the acquisition date. The Group made estimates and judgments in determining the fair values of acquired assets and liabilities, based on an independent valuation report and management's experiences with similar assets and liabilities. The following table summarizes the estimated fair values for major classes of assets acquired and liabilities assumed at the date of acquisition:

	RMB	Weighted average amortization period at the acquisition date (in years)
Net tangible liabilities acquired	(18,388)
Intangible assets—customer relationship	17,693	14
Goodwill	210,669
Non-controlling interest	(4,423)
Deferred tax liabilities	(59,851)

Total consideration	145,700

Consideration transferred
Cash	65,452
Fair value of the Group's previously held equity interests in Feiyuan	80,248

Total consideration	145,700

        The fair value of the Group's previously held equity interests in Feiyuan as at the acquisition date was determined by using the discounted cash flow model. The key inputs from this valuation include a risk-adjusted discount rate and discount of lack of control. No gain or loss was recognized as a result of remeasuring to fair value of the previously held equity interests in Feiyuan.

        In May 2016, the Group acquired additional non-controlling equity interest of 28.19% in Feiyuan with a cash consideration of RMB110,001, which did not result in change in control and was accounted for as equity transaction. After these transactions, the Group held 96.98% equity interest of Feiyuan.

        In September 2016, the Group completed the acquisition of Zhejiang Ebatong Technology Co. ("Ebatong"), following the completion of the transaction, Ebatong became a wholly-owned subsidiary of the Group. Ebatong is a company which principally provides third party payment service to customers, acquisition of Ebatong was primarily for the purpose of developing the Company's internet payment channel. After the acquisition, Ebatong changed its business registration into Zhejaing Vipshop Payment Co., Ltd. The Group recorded RMB13,291 in goodwill related to the acquisitions of Ebatong that was allocated to the Internet finance reporting unit.

        The total cash consideration was RMB410,417 in which RMB336,065 and RMB56,571 were paid during the year ended December 31, 2016 and 2017, respectively. The remaining amounts of RMB74,352 and RMB17,781 were included in the other payables as of December 31, 2016 and 2017, respectively.

        The acquisition cost amounted to RMB4,000 was recorded in general and administrative expenses when it incurred.

        The acquisition had been accounted for as a business combination and the results of operations of Ebatong have been included in the Group's consolidated financial statements from the acquisition date. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on an independent valuation report and management's experiences with similar assets and liabilities. The following table summarizes the estimated fair values for major classes of assets acquired and liabilities assumed at the date of acquisition:

	RMB	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	95,332
Intangible assets—Payment license	319,660	Indefinite life
Goodwill	13,291

Total consideration	428,283

Consideration transferred and liabilities assumed
Cash	410,417
Other receivables	17,866

Total consideration	428,283

        During the year ended December 31, 2016, the Group acquired additional equity interests of certain logistic companies and obtained over 50% voting right. The acquisitions are not individually or in aggregate significant to the Group's net assets and results of operations. These acquisitions have an aggregate purchase price of RMB50,218. The acquisitions were accounted for under purchase accounting and the results of these logistic companies are included in the Group's consolidated results from the acquisition dates. The Group recorded RMB34,365 in goodwill related to the acquisitions of these logistic companies allocated to the logistic reporting unit. No additional intangible asset was identified during these acquisitions.

        Based on the assessment of the acquired companies' financial performance made by the Group, the acquired companies, including its subsidiary during 2016 are not considered material to the consolidated results of operations both individually and in aggregate. Thus pro forma results of operations for these acquisitions in 2016 as well as the results of operations since the date of acquisitions to the period end have not been presented. None of the goodwill recognized during the acquisitions is expected to be deductible for income tax purposes.